Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
20.
SUBSEQUENT EVENTS

Dividends

On November 6, 2025, the Board of Directors has approved a dividend of US$1.20 per ADS (or US$0.30 per ordinary share) for fiscal year 2025, which was paid in February, 2026.